Subsequent event	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

10.       Subsequent Events

a)	On August 9, 2020, the Company’s Board of Directors approved the issuance of up to 240,000 common shares of the Company at $0.05 per share for a total amount of $12,000 for the provision of services.

b)	On August 9, 2020, the Company’s Board of Directors approved the issuance of up to 69,500,000 options subject to the optionees entering into concurrent agreements with the Company based on their related sales, consulting or employment roles. All options have an exercise price of $0.05 per share with 22,000,000 options expiring on May 17, 2024 and 47,500,000 options expiring on May 31, 2025.

11.       Subsequent events

On February 14, 2020, the Company entered into a debt settlement agreement with a non-related party whereby the parties agreed to settle $80,000, consisting of $60,000 accounts payable and $20,000 for the provision of services under a Services Agreement dated January 1, 2020, with the issuance of 2,000,000 restricted shares of common stock of the Company. The shares were issued on March 11, 2020.

On February 26, 2020, the Board of Directors approved an increase the compensation paid to the CEO of the Company from $180,000 per annum to $240,000 per annum retroactive to January 1, 2020.

11.       Subsequent events

a)	On February 4, 2019, the Company granted a consultant the option to acquire of total of 2,500,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years.

b)	On March 15, 2019, the Company granted the option to acquire 9,150,000 shares of common stock of the Company at a price of $0.035 per share. The option to acquire 2,500,000 shares of common stock was granted to one consultant and the option to acquire 6,650,000 shares of common stock was granted to one director.